RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - Nistec [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Percentage discount on purchases	10.00%
Percentage of mark up related to actual price of purchase	20.00%
Percentage of discount on excess inventory	50.00%
Percentage of standard discount	5.00%
Percentage of commission	14.25%
Percentage of bonus given to officers	2.00%
Manangement fees	$ 25
NIS [Member]
Related Party Transaction [Line Items]
Total purchases	300
Bonus	200
Reimbursement expense	10
Manangement fees	90
NIS [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payment for lease of car	$ 250